Fair Value Measurements - Narrative (Details) - Measured at fair value on a recurring basis - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Level 2
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assets	$ 1	$ 3
Derivative liabilities	3	2
Contingent consideration	4
Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Equity investments	$ 6	$ 6